Customer Advances In Excess Of Costs Incurred On Contracts In Progress (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Customer Advances In Excess Of Costs Incurred On Contracts In Progress [Abstract]
Advances received	$ 782,482		$ 750,161
Less - Advances presented under long-term liabilities	156,497		154,696
Less - Advances deducted from inventories	104,297	[1]	150,195	[1]
Customer advances - Total	521,688		445,270
Less - Costs incurred on contracts in progress (See Note 5)	68,306		38,048
Customer advances in excess of costs incurred on contracts in progress	$ 453,382		$ 407,222

[1]	The Company has transferred legal title of inventories to certain customers as collateral for advances received. Advances are allocated to the relevant inventories on a per-project basis. In cases where advances are in excess of the inventories, the net amount is presented in customer advances (See Note 14).